Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Horizon Funds
Entity Central Index Key	0001643174
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Centre American Select Equity Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name	Centre American Select Equity Fund
Class Name	Advisor Class
Trading Symbol	DHAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/case-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Centre American Select Equity Fund (DHAMX) returned 7.71% for the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 17.60% for the same Period.

This underperformance was due to sector allocation, mainly underweight technology and overweight health care, while stock selection contributed positively.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Dollar Tree, Advanced Micro Devices, Unites States Steel, Incyte Corp., Medtronic, Kinder Morgan, Northern Trust, and EQT Corp. Stock investments that contributed negatively to the Fund's relative performance over the period were United Parcel Service, FMC Corp., Estee Lauder, International Flavors & Fragrances, Biogen, and Intel. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Information Technology, contributed negatively as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index and an allocation to a long-term US treasury bond-linked ETF.

The period witnessed increased volatility and market disruptions from rapid fire changes in trade policy, AI-related investment swings, and what we believe was excessive market speculation. The Fund's portfolio was designed to be relatively defensive within the large-cap area, with companies that have high barriers to entry and were thus poised to benefit from a renewed emphasis on "Main Street" in terms of governmental policy in the US.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns September 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Advisor Class	7.71%	14.94%	13.59%
S&P 500 Total Return Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 300,694,275
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 2,591,055
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of September 30, 2025)
Net Assets ($)	$300,694,275
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	162%
Total Advisory Fees Paid ($)	$2,591,055

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	24.4%
Health Care	16.2%
Materials	12.7%
Real Estate	9.3%
Industrials	9.3%
Consumer Staples	8.6%
Information Technology	6.0%
Communication Services	2.8%
Cash & Other	10.7%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.8%
Newmont Goldcorp Corp.	3.7%
BXP, Inc.	3.3%
Micron Technology, Inc.	3.2%
Citizens Financial Group, Inc.	3.0%
Truist Financial Corp.	2.9%
M&T Bank Corp.	2.8%
Verizon Communications, Inc.	2.8%
Pfizer, Inc.	2.8%
Applied Materials, Inc.	2.8%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.8%
Newmont Goldcorp Corp.	3.7%
BXP, Inc.	3.3%
Micron Technology, Inc.	3.2%
Citizens Financial Group, Inc.	3.0%
Truist Financial Corp.	2.9%
M&T Bank Corp.	2.8%
Verizon Communications, Inc.	2.8%
Pfizer, Inc.	2.8%
Applied Materials, Inc.	2.8%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

The Centre American Select Equity Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC. The Fund continues to pay the same annual management fee rate, but in connection with the reorganization, the Total Annual Fund Operating Expenses for Advisor Class shares (Investor Class shares of the predecessor fund), after applicable fee waivers and/or expense reimbursements, has been reduced to 0.95%.

Centre American Select Equity Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Centre American Select Equity Fund
Class Name	Investor Class
Trading Symbol	DHANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/case-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Centre American Select Equity Fund (DHANX) returned 7.96% for the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500 Total Return Index, which returned 17.60% for the same Period.

This underperformance was due to sector allocation, mainly underweight technology and overweight health care, while stock selection contributed positively.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Dollar Tree, Advanced Micro Devices, Unites States Steel, Incyte Corp., Medtronic, Kinder Morgan, Northern Trust, and EQT Corp. Stock investments that contributed negatively to the Fund's relative performance over the period were United Parcel Service, FMC Corp., Estee Lauder, International Flavors & Fragrances, Biogen, and Intel. Sectoral Biases, particularly the Fund's overweight posture in Health Care and underweight posture in Information Technology, contributed negatively as well as the impact from hedging instruments, namely protective put options on the S&P 500 Index and an allocation to a long-term US treasury bond-linked ETF.

The period witnessed increased volatility and market disruptions from rapid fire changes in trade policy, AI-related investment swings, and what we believe was excessive market speculation. The Fund's portfolio was designed to be relatively defensive within the large-cap area, with companies that have high barriers to entry and were thus poised to benefit from a renewed emphasis on "Main Street" in terms of governmental policy in the US.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Returns September 30, 2025
	One Year	Five Years	Ten Years
Centre American Select Equity Fund - Investor Class	7.96%	15.38%	13.98%
S&P 500 Total Return Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 300,694,275
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 2,591,055
Investment Company, Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of September 30, 2025)
Net Assets ($)	$300,694,275
Number of Portfolio Holdings	39
Portfolio Turnover Rate (%)	162%
Total Advisory Fees Paid ($)	$2,591,055

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	24.4%
Health Care	16.2%
Materials	12.7%
Real Estate	9.3%
Industrials	9.3%
Consumer Staples	8.6%
Information Technology	6.0%
Communication Services	2.8%
Cash & Other	10.7%
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.8%
Newmont Goldcorp Corp.	3.7%
BXP, Inc.	3.3%
Micron Technology, Inc.	3.2%
Citizens Financial Group, Inc.	3.0%
Truist Financial Corp.	2.9%
M&T Bank Corp.	2.8%
Verizon Communications, Inc.	2.8%
Pfizer, Inc.	2.8%
Applied Materials, Inc.	2.8%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
iShares Russell 2000 ETF	9.8%
Newmont Goldcorp Corp.	3.7%
BXP, Inc.	3.3%
Micron Technology, Inc.	3.2%
Citizens Financial Group, Inc.	3.0%
Truist Financial Corp.	2.9%
M&T Bank Corp.	2.8%
Verizon Communications, Inc.	2.8%
Pfizer, Inc.	2.8%
Applied Materials, Inc.	2.8%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

The Centre American Select Equity Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC.

Centre Global Infrastructure Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name	Centre Global Infrastructure Fund
Class Name	Advisor Class
Trading Symbol	DHIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/cgi-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$155	1.44%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Centre Global Infrastructure Fund (DHIVX) returned 15.88% for the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Global Infrastructure Total Return Index, which returned 15.80% for the same Period.

Stock selection and relative sector allocations over the period contributed positively while relative country allocations detracted from relative performance.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Northland Power, ABB, Aena SMA, Iberdrola, Kinder Morgan, Entergy, and Enel SPA. Stock investments that contributed negatively to the Fund's relative performance over the period were Generac Holdings, Mercury NZ, Vestas Wind Systems, Pearson PLC, Constellation Energy, and Transurban Group. Sectoral Biases, particularly the Fund's overweight posture in Communication Services and Industrials contributed positively while Health Care detracted from relative performance. Overweight allocation to Japan contributed negatively while overweight bias in France, New Zealand, and Australia contributed positively.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
September 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Advisor Class	15.88%	11.73%	6.75%
S&P Global Infrastructure Index	15.80%	12.62%	6.72%
MSCI World Index	17.25%	14.41%	10.74%

Performance Inception Date	Jan. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 83,747,166
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 324,690
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of September 30, 2025)
Net Assets ($)	$83,747,166
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$324,690

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Telecommunications	29.3%
Utilities	27.4%
Oil & Gas	24.3%
Telecommunication Services	7.0%
Health Care	5.1%
Industrial Services	3.1%
Industrial Products	1.7%
Cash & Other	2.1%
Top Holdings	% of Net Assets
Verizon Communications, Inc.	7.0%
AT&T, Inc.	6.2%
Enbridge, Inc.	5.9%
HCA Healthcare, Inc.	4.5%
Williams Cos., Inc.	4.1%
SoftBank Group Corp.	4.1%
Deutsche Telekom AG	3.7%
T-Mobile US, Inc.	3.6%
Enel SpA	3.1%
Kinder Morgan, Inc.	3.0%
Geographic Breakdown	% of Net Assets
United States	53.8%
Canada	14.2%
Japan	9.2%
Germany	4.6%
Spain	4.6%
Italy	3.1%
United Kingdom	2.4%
Switzerland	2.4%
France	1.7%
Cash & Other	4.0%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Verizon Communications, Inc.	7.0%
AT&T, Inc.	6.2%
Enbridge, Inc.	5.9%
HCA Healthcare, Inc.	4.5%
Williams Cos., Inc.	4.1%
SoftBank Group Corp.	4.1%
Deutsche Telekom AG	3.7%
T-Mobile US, Inc.	3.6%
Enel SpA	3.1%
Kinder Morgan, Inc.	3.0%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

The Centre Global Infrastructure Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC. The Fund continues to pay the same annual management fee rate, but in connection with the reorganization, the Total Annual Fund Operating Expenses for Advisor Class shares (Investor Class shares of the predecessor fund), after applicable fee waivers and/or expense reimbursements, has been reduced to 1.05%.

Centre Global Infrastructure Fund | Investor Class
Shareholder Report [Line Items]
Fund Name	Centre Global Infrastructure Fund
Class Name	Investor Class
Trading Symbol	DHINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://www.horizonmutualfunds.com/cgi-fund
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?

The Centre Global Infrastructure Fund (DHINX) returned 16.22% for the 12 months ended September 30, 2025. The Fund approximated its benchmark, the S&P Global Infrastructure Total Return Index, which returned 15.80% for the same Period.

Stock selection and relative sector allocations over the period contributed positively while relative country allocations detracted from relative performance.

Within the period covering the one-year ended September 30, 2025, the strongest contributors to performance within the Fund included Northland Power, ABB, Aena SMA, Iberdrola, Kinder Morgan, Entergy, and Enel SPA. Stock investments that contributed negatively to the Fund's relative performance over the period were Generac Holdings, Mercury NZ, Vestas Wind Systems, Pearson PLC, Constellation Energy, and Transurban Group. Sectoral Biases, particularly the Fund's overweight posture in Communication Services and Industrials contributed positively while Health Care detracted from relative performance. Overweight allocation to Japan contributed negatively while overweight bias in France, New Zealand, and Australia contributed positively.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Returns
September 30, 2025
	One Year	Five Years	Since Commencement of Operations (01/29/2018)
Centre Global Infrastructure Fund - Investor Class	16.22%	12.10%	7.10%
S&P Global Infrastructure Index	15.80%	12.62%	6.72%
MSCI World Index	17.25%	14.41%	10.74%

Performance Inception Date	Jan. 29, 2018
No Deduction of Taxes [Text Block]	The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Net Assets	$ 83,747,166
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 324,690
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of September 30, 2025)
Net Assets ($)	$83,747,166
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	16%
Total Advisory Fees Paid ($)	$324,690

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2025)
Portfolio Composition
Industry Breakdown	% of Net Assets
Telecommunications	29.3%
Utilities	27.4%
Oil & Gas	24.3%
Telecommunication Services	7.0%
Health Care	5.1%
Industrial Services	3.1%
Industrial Products	1.7%
Cash & Other	2.1%
Top Holdings	% of Net Assets
Verizon Communications, Inc.	7.0%
AT&T, Inc.	6.2%
Enbridge, Inc.	5.9%
HCA Healthcare, Inc.	4.5%
Williams Cos., Inc.	4.1%
SoftBank Group Corp.	4.1%
Deutsche Telekom AG	3.7%
T-Mobile US, Inc.	3.6%
Enel SpA	3.1%
Kinder Morgan, Inc.	3.0%
Geographic Breakdown	% of Net Assets
United States	53.8%
Canada	14.2%
Japan	9.2%
Germany	4.6%
Spain	4.6%
Italy	3.1%
United Kingdom	2.4%
Switzerland	2.4%
France	1.7%
Cash & Other	4.0%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Verizon Communications, Inc.	7.0%
AT&T, Inc.	6.2%
Enbridge, Inc.	5.9%
HCA Healthcare, Inc.	4.5%
Williams Cos., Inc.	4.1%
SoftBank Group Corp.	4.1%
Deutsche Telekom AG	3.7%
T-Mobile US, Inc.	3.6%
Enel SpA	3.1%
Kinder Morgan, Inc.	3.0%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

The Centre Global Infrastructure Fund, previously a series of Centre Funds, was reorganized into the Horizon Funds trust effective April 17, 2025. In connection with the reorganization, the Fund's investment adviser changed to Horizon Investments, LLC. The Fund's portfolio manager remains the same and Mr. James A. Abate is now an employee of Horizon Investments, LLC. The Fund continues to pay the same annual management fee rate, but in connection with the reorganization, the Total Annual Fund Operating Expenses for Investor Class shares (Institutional Class shares of the predecessor fund), after applicable fee waivers and/or expense reimbursements, has been reduced to 1.05%.